Investments - Significant Credit and Revenue Concentration (Details)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025 Customer State Item	Dec. 31, 2023	Dec. 31, 2024 State Customer Item
Significant Credit and Revenue Concentration
Number of industries | Item	145		138
Real estate investment portfolio | Geographic concentration
Significant Credit and Revenue Concentration
Number of states over which real estate investments are dispersed (in states) | State	49		49
Concentration Percentage for threshold	10.00%	10.00%
Real estate investment portfolio | Geographic concentration | Minimum [Member]
Significant Credit and Revenue Concentration
Number of customers | Customer	672		649
Real estate investment portfolio | Geographic concentration | Texas
Significant Credit and Revenue Concentration
Concentration Percentage	11.00%		11.00%
Number of states accounting for 10% or more | State			1
Real estate investment portfolio | Customer concentration
Significant Credit and Revenue Concentration
Concentration Percentage for threshold	10.00%		10.00%
Number of customers representing more than 10% | Item	0		0
Real estate investment portfolio | Customer concentration | Largest customer, investment portfolio | Maximum [Member]
Significant Credit and Revenue Concentration
Concentration Percentage	2.20%		2.40%
Real estate investment portfolio | Product Concentration Risk | Service
Significant Credit and Revenue Concentration
Concentration Percentage	61.00%	61.00%
Real estate investment portfolio | Product Concentration Risk | Service Oriented Retail
Significant Credit and Revenue Concentration
Concentration Percentage	12.00%		13.00%
Real estate investment portfolio | Product Concentration Risk | Manufacturing
Significant Credit and Revenue Concentration
Concentration Percentage	27.00%		26.00%
Investment portfolio revenues | Customer concentration | Largest customer, investment portfolio revenues
Significant Credit and Revenue Concentration
Concentration Percentage	2.20%		2.30%